Consolidated Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Common Stock, par value per share	₪ 0.01	₪ 0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	40,742,355	38,535,445
Common Stock, shares outstanding	38,649,979	36,443,069
Treasury Stock, shares	2,092,376	2,092,376